Label	Element	Value
MFS® High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225604_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is September 27, 2013. For MFS® High Yield Opportunities Fund:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® High Yield Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).